Lease Vehicles, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Depreciation expense	$ 341	$ 504	$ 338
Minimum
Lessee, Lease, Description [Line Items]
Five Years	1 year
Maximum
Lessee, Lease, Description [Line Items]
Five Years	4 years
Vehicle lease
Lessee, Lease, Description [Line Items]
Depreciation expense	$ 146	$ 244	$ 85
Five Years	5 years
Vehicle lease | Minimum
Lessee, Lease, Description [Line Items]
Operating leases income	$ 323
Vehicle lease | Maximum
Lessee, Lease, Description [Line Items]
Operating leases income	$ 780